Accumulated Other Comprehensive Income (Components of Accumulated Other Comprehensive Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (165)	$ 135
Other comprehensive income (loss) before reclassifications	504	(347)
Reclassification from AOCI, Current Period, before Tax, Attributable to Parent	(1)	47
Net current period other comprehensive income (loss)	503	(300)
Ending Balance	338	(165)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(3)	(21)
Other comprehensive income (loss) before reclassifications	2	10
Reclassification from AOCI, Current Period, before Tax, Attributable to Parent	(6)	8
Net current period other comprehensive income (loss)	(4)	18
Ending Balance	(7)	(3)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(243)	(283)
Other comprehensive income (loss) before reclassifications	0	0
Reclassification from AOCI, Current Period, before Tax, Attributable to Parent	9	40
Net current period other comprehensive income (loss)	9	40
Ending Balance	(234)	(243)
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	48	(49)
Other comprehensive income (loss) before reclassifications	(122)	97
Reclassification from AOCI, Current Period, before Tax, Attributable to Parent	0	0
Net current period other comprehensive income (loss)	(122)	97
Ending Balance	(74)	48
Accumulated Net Available For Sale Securities Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	3	(1)
Other comprehensive income (loss) before reclassifications	0	5
Reclassification from AOCI, Current Period, before Tax, Attributable to Parent	(4)	(1)
Net current period other comprehensive income (loss)	(4)	4
Ending Balance	(1)	3
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	30	489
Other comprehensive income (loss) before reclassifications	624	(459)
Reclassification from AOCI, Current Period, before Tax, Attributable to Parent	0	0
Net current period other comprehensive income (loss)	624	(459)
Ending Balance	$ 654	$ 30